Ceres Managed Futures LLC

55 East 59th Street - 10th Floor

New York, New York 10022

January 5, 2010

Mail Stop 3010

VIA EDGAR AND FEDEX

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549

Attn:	Ms. Cicely LaMothe
Branch Chief
Re:	AAA Capital Energy Fund L.P.

(f/k/a Smith Barney AAA Energy Fund L.P.) (the “Partnership”)

Form 10-K for the fiscal year ended December 31, 2008

Forms 10-Q for the quarters ended March 31, 2009, June 30, 2009 and September 30, 2009

File No. 000-25921

Ladies and Gentlemen:

Pursuant to your comment letter dated December 23, 2009, the Partnership acknowledges that:

•	the adequacy and accuracy of the disclosure in its 2008 Form 10-K and 2009 Forms 10-Q are the responsibility of the Partnership;
•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Partnership’s 2008 Form 10-K or 2009 Forms 10-Q; and
•	the Partnership represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * *

Please feel free to call the undersigned at (212) 559-5046 with any questions.

Very truly yours,

/s/ Jennifer Magro

Jennifer Magro

Chief Financial Officer

cc:	Rita M. Molesworth

Gabriel Acri

Lisa Eskenazi

J. Penn Stabler